Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2022 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Contract term	90 days				90 days
Accounts receivable (in Ringgits) | RM			RM 281,479
Allowance for expected credit losses	RM 700,521	$ 156,787
Allowance for expected credit losses					$ 242,110	RM 982,000
Other receivables	RM 25,890,637				$ 6,383,293	RM 11,249,508	$ 22,809,654
Number of operating segments	3
Tax benefit	50.00%
Dilutive shares (in Shares) | shares
Short-Term Contract with Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	90 days				90 days
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
MYR [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	4.056				4.056
Upgrading of Aquaculture and Agriculture Farms [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	90 days				90 days
Upgrading of Aquaculture and Agriculture Farms [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	3 months				3 months
Upgrading of Aquaculture and Agriculture Farms [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	18 months				18 months
Sales of Industrial Supplies [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	30 days				30 days
Rental of Machinery [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	60 days				60 days
Renovation Services [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	90 days				90 days